Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2017
Total Capital (to Risk-Weighted Assets):
Corporation	$4,985,265	19.22%	$2,399,052	9.250%
BPPR	3,793,268	19.73	1,778,498	9.250
BPNA	1,083,171	17.05	587,809	9.250

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,491,303	5.750%
BPPR	3,546,121	18.44	1,105,553	5.750
BPNA	1,010,232	15.90	365,395	5.750

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,880,338	7.250%
BPPR	3,546,121	18.44	1,393,958	7.250
BPNA	1,010,232	15.90	460,715	7.250

Tier I Capital (to Average Assets):
Corporation	$4,226,519	10.02%	$1,687,432	4%
BPPR	3,546,121	10.67	1,328,818	4
BPNA	1,010,232	11.69	345,681	4

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2016
Total Capital (to Risk-Weighted Assets):
Corporation	$4,869,215	19.48%	$2,156,365	8.625%
BPPR	3,678,619	19.53	1,624,727	8.625
BPNA	1,040,234	17.91	501,075	8.625

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,121,208	16.48%	$1,281,318	5.125%
BPPR	3,436,615	18.24	965,417	5.125
BPNA	997,094	17.16	297,740	5.125

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,121,208	16.48%	$1,656,338	6.625%
BPPR	3,436,615	18.24	1,247,979	6.625
BPNA	997,094	17.16	384,883	6.625

Tier I Capital (to Average Assets):
Corporation	$4,121,208	10.91%	$1,511,403	4%
BPPR	3,436,615	11.53	1,191,783	4
BPNA	997,094	13.02	306,375	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2017		2016
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,922,700	10%	$1,883,741	10%
BPNA	635,469	10	580,956	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,249,755	6.5%	$1,224,432	6.5%
BPNA	413,055	6.5	377,621	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,538,160	8%	$1,506,993	8%
BPNA	508,375	8	464,765	8

Tier I Capital (to Average Assets):
BPPR	$1,661,023	5%	$1,489,729	5%
BPNA	432,102	5	382,968	5

Schedule of Basel 3 Requirements [Table Text Block]
			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2017	2018	2019	2020
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.750%	6.375%	7.000%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	7.250	7.875	8.500	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	9.250	9.875	10.500	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A